Note 8 - Income Taxes - Reconciliation of Income Tax Benefit (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
U.S. federal statutory rate applied to pretax loss	21.00%	21.00%
State income tax (benefit)	3.90%	3.90%
Permanent differences	(0.00%)	(0.00%)
NOL carryforward expiration	(4.30%)	(15.60%)
R&D tax credits, net of expiration	6.40%	4.60%
Change in valuation allowance and other adjustments	(27.00%)	(13.90%)
Effective tax rate	0.00%	0.00%